EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amounts of employee benefits expensed	¥ 155,642	$ 22,566	¥ 181,689	¥ 133,271